Prepayment for Property and Equipment (Tables)	6 Months Ended
Apr. 30, 2026
Prepayment for Property and Equipment [Abstract]
Schedule of Prepayment for Property and Equipment	Prepayment for property and equipment comprised of the following:
	April 30,	October 31,
	2026	2025
Prepayment for AI equipment	$4,111,719	$-
Less allowance for impairment	-	-
Total	$4,111,719	$-